Payables and Accrued Charges (Summary of Payables and Accrued Charges) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Payables and Other charges [Line Items]
Trade and other payables	$ 5,359	$ 5,477
Customer prepayments	1,881	2,084
Dividends	265	262
Accrued compensation	606	597
Current portion of derivatives	33	16
Income taxes (Note 8)	(22)	(14)
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Other accrued charges and others	41	39
Total	9,118	9,467
Provincial Mining Taxes at End of Year	0	1
Interest Payable	112	117
Other current provisions	188	165
Current portion of share-based compensation	34	32
Other taxes	49	62
Accrued Expenses	469	567
Customer Rebates	44	19
Canpotex [Member]
Disclosure of Payables and Other charges [Line Items]
Amounts Payable Related Party Transactions	$ 66	$ 64